Shareholder Report, Holdings (Details)	Sep. 30, 2024
Timber Point Global Allocations Fund - Institutional Class Shares | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.99%
Timber Point Global Allocations Fund - Institutional Class Shares | iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Timber Point Global Allocations Fund - Institutional Class Shares | Timber Point Alternative Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.43%
Timber Point Global Allocations Fund - Institutional Class Shares | iShares 1-3 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
Timber Point Global Allocations Fund - Institutional Class Shares | Federated Hermes Government Obligation Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Timber Point Global Allocations Fund - Institutional Class Shares | Direxion Daily S&P 500 Bull 3X Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Timber Point Global Allocations Fund - Institutional Class Shares | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
Timber Point Global Allocations Fund - Institutional Class Shares | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Timber Point Global Allocations Fund - Institutional Class Shares | Invesco Aerospace & Defense ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
Timber Point Global Allocations Fund - Institutional Class Shares | Vanguard U.S. Value Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
Timber Point Global Allocations Fund - Institutional Class Shares | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.72%
Timber Point Global Allocations Fund - Institutional Class Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Timber Point Global Allocations Fund - Institutional Class Shares | Asset Allocation Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%
Timber Point Global Allocations Fund - Institutional Class Shares | Commodity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
Timber Point Global Allocations Fund - Institutional Class Shares | Debt Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.85%
Timber Point Global Allocations Fund - Institutional Class Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
Timber Point Global Allocations Fund - Institutional Class Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Timber Point Global Allocations Fund - Institutional Class Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
Timber Point Global Allocations Fund - Institutional Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
Timber Point Global Allocations Fund - Institutional Class Shares | Asset-backed and Mortgage-backed securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Timber Point Global Allocations Fund - Institutional Class Shares | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Timber Point Alternative Income Fund - Institutional Class Shares | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Portfolio Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.51%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Doubleline Total Return Tactical ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.99%
Timber Point Alternative Income Fund - Institutional Class Shares | iShares 20+ Yr Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Bloomberg Short Term High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.11%
Timber Point Alternative Income Fund - Institutional Class Shares | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Portfolio Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%
Timber Point Alternative Income Fund - Institutional Class Shares | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
Timber Point Alternative Income Fund - Institutional Class Shares | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
Timber Point Alternative Income Fund - Institutional Class Shares | Vanguard Total Bond Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Timber Point Alternative Income Fund - Institutional Class Shares | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Timber Point Alternative Income Fund - Institutional Class Shares | Debt Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.35%
Timber Point Alternative Income Fund - Institutional Class Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
Timber Point Alternative Income Fund - Institutional Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
Timber Point Alternative Income Fund - Institutional Class Shares | Asset-backed and Mortgage-backed securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Timber Point Alternative Income Fund - Institutional Class Shares | Alternative Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%